Basis of preparation	6 Months Ended
Jun. 30, 2021
Disclosure Of Basis Of Preparation Of Financial Statements [Abstract]
Basis of Preparation	Basis of preparation
These unaudited Condensed Consolidated Interim Financial Statements ("Interim Statements") of Royal Dutch Shell plc (“the Company”) and its subsidiaries (collectively referred to as “Shell”) have been prepared in accordance with IAS 34 Interim Financial Reporting as issued by the International Accounting Standards Board ("IASB") and as adopted by the UK. For periods beginning on or after January 1, 2021, Shell's (interim) financial statements are prepared in accordance with UK-adopted international accounting standards which were established as a result of the UK's exit from the European Union. As applied to Shell there are no material differences from International Financial Reporting Standards as issued by the IASB. Except for the application of UK-adopted international accounting standards these Interim Statements have been prepared on the basis of the same accounting principles as those used in the Annual Report and Accounts (pages 216 to 264) and Form 20-F (pages 164 to 211) for the year ended December 31, 2020 as filed with the Registrar of Companies for England and Wales and the US Securities and Exchange Commission, respectively, and should be read in conjunction with these filings.
The financial information presented in the unaudited Interim Statements does not constitute statutory accounts within the meaning of section 434(3) of the Companies Act 2006 (“the Act”). Statutory accounts for the year ended December 31, 2020 were published in Shell’s Annual Report and Accounts, a copy of which was delivered to the Registrar of Companies for England and Wales, and in Shell's Form 20-F. The auditor’s report on those accounts was unqualified, did not include a reference to any matters to which the auditor drew attention by way of emphasis without qualifying the report and did not contain a statement under sections 498(2) or 498(3) of the Act.
Going concern
These unaudited Interim Statements have been prepared on the going concern basis of accounting. In assessing the appropriateness of the going concern assumption over the period to December 31, 2022 (the "going concern period"), management have stress tested Shell’s most recent financial projections to incorporate a range of potential future outcomes by considering Shell’s principal risks, further potential downside pressures on commodity prices and cash preservation measures, including reduced future operating costs, capital expenditure, shareholder distributions and increased divestments. This assessment confirmed that Shell has adequate cash, other liquid resources and undrawn credit facilities to enable it to meet its obligations as they fall due in order to continue its operations during the going concern period. Therefore, the Directors consider it appropriate to continue to adopt the going concern basis of accounting in preparing these unaudited Interim Statements.
Key accounting considerations, significant judgements and estimates
Future commodity price assumptions and management's view on the future development of refining margins represent a significant estimate and both were subject to change in 2020, resulting in the recognition of impairments in 2020. These assumptions continue to apply for impairment testing purposes in the second quarter 2021.